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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:________
     This Amendment (Check only one): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Stewart Mott Foundation
Address: 503 S. Saginaw Street
         Flint, MI 48302-1820

Form 13F File Number: 28-05859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Phillip H. Peters
Title: Secretary/Treasurer
Phone: (810) 238-5651

Signature, Place, and Date of Signing:


/s/ Phillip H. Peters                    Flint, MI     5/7/12
------------------------------------   -------------   ------
[Signature]                            [City, State]   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
----------------------   ---------------------
______________________   _____________________
[Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           24
Form 13F Information Table Value Total:      $46,692
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                      Form 13F File Number   Name
----------------------   --------------------   ------------------------------
______________________   28-_____________       ______________________________
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

           Column 1               Column 2     Column 3 Column 4     Column 5      Column 6  Column 7       Column 8
------------------------------ -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                        Voting Authority
                                                          Value  Shrs or sh/ put/ Investment   Other  -------------------
Name of Issuer                 Title of Class   Cusip   (x$1000) Prn Amt prn call Discretion Managers   Sole  Shared None
------------------------------ -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
AIR PRODUCTS & CHEMICAL INC    COM            009158106    1,168  12,727 sh       Sole                 12,727
APACHE CORP                    COM            037411105    1,113  11,081 sh       Sole                 11,081
BARRICK GOLD CORP              COM            067901108      884  20,326 sh       Sole                 20,326
BHP BILLITON LTD SPON ADR      SPONSORED ADR  088606108    1,047  14,455 sh       Sole                 14,455
CHEVRON CORPORATION            COM            166764100    1,127  10,514 sh       Sole                 10,514
CONOCOPHILLIPS                 COM            20825C104    1,138  14,969 sh       Sole                 14,969
DIAMOND OFFSHORE DRILLING INC  COM            25271C102    1,138  17,047 sh       Sole                 17,047
ENERGEN CORP                   COM            29265N108    1,030  20,952 sh       Sole                 20,952
FREEPORT-MCMORAN COPPER & GOLD COM            35671D857    1,066  28,018 sh       Sole                 28,018
INTERNATIONAL PAPER CO         COM            460146103    2,002  57,040 sh       Sole                 57,040
ISHARES S&P TR                 S&P MIDCAP 400 464287507   19,100 192,500 sh       Sole                192,500
MARATHON OIL CORP              COM            565849106    1,229  38,759 sh       Sole                 38,759
MARATHON PETE CORP             COM            56585A102    1,312  30,257 sh       Sole                 30,257
MONSANTO CO                    COM            61166W101    1,156  14,491 sh       Sole                 14,491
MOSAIC CO NEW                  COM            61945C103    1,093  19,764 sh       Sole                 19,764
PEABODY ENERGY CORP            COM            704549104      847  29,246 sh       Sole                 29,246
POTASH CORP SASK INC           COM            73755L107    1,089  23,845 sh       Sole                 23,845
PROLOGIS INC                   COM            74340W103    1,386  38,492 sh       Sole                 38,492
SCHLUMBERGER LTD               COM            806857108    1,017  14,547 sh       Sole                 14,547
SIGMA ALDRICH CORP             COM            826552101    1,207  16,524 sh       Sole                 16,524
SIMON PROPERTY GROUP INC       COM            828806109    1,237   8,494 sh       Sole                  8,494
VALE S A ADR                   ADR            91912E105    1,030  44,165 sh       Sole                 44,165
VORNADO RLTY TR                SH BEN INT     929042109    1,177  13,978 sh       Sole                 13,978
WEYERHAEUSER CO                COM            962166104    2,098  95,718 sh       Sole                 95,718
                                                          46,692